Related parties - Executive directors' remuneration and benefits (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Executive directors
Disclosure of transactions between related parties
Corporate performance target achieved, percentage	67.34%
Vesting period	3 years
Percentage of vested LTIs and accrued dividends released first	50.00%
Percentage of vested LTIs and accrued dividends released second	50.00%
FR Grobler
Disclosure of transactions between related parties
Salary	R 13,117,000	R 11,328,000
Healthcare	143,000	117,000
Vehicle insurance fringe benefit	6,000	6,000
Security benefits	18,000	30,000
Other benefits	20,000	5,000
Total salary and benefits	13,304,000	11,486,000
Annual short-term incentive	10,364,000	10,008,000
Long-term incentive gains	17,028,000	21,451,000
Total annual remuneration	40,696,000	42,945,000
VD Kahla
Disclosure of transactions between related parties
Salary	7,762,000	7,301,000
Risk and Retirement funding	380,000	373,000
Healthcare	114,000	108,000
Vehicle insurance fringe benefit	6,000	6,000
Security benefits	507,000	515,000
Other benefits	122,000	1,000
Total salary and benefits	8,891,000	8,304,000
Annual short-term incentive	4,242,000	5,272,000
Long-term incentive gains	14,681,000	9,399,000
Total annual remuneration	27,814,000	22,975,000
Other benefits for Company owned accommodation	121,255
HA Rossouw
Disclosure of transactions between related parties
Salary	7,468,000	1,737,000
Risk and Retirement funding	844,000	196,000
Other benefits	25,000	8,001,000
Total salary and benefits	8,337,000	9,934,000
Annual short-term incentive	5,060,000
Total annual remuneration	R 13,397,000	9,934,000
Other benefits for buy-out		R 8,000,000
Retention period for buy-out payment		24 months
P Victor
Disclosure of transactions between related parties
Salary		R 8,351,000
Risk and Retirement funding		391,000
Vehicle benefit		100,000
Healthcare		56,000
Vehicle insurance fringe benefit		6,000
Other benefits		1,998,000
Total salary and benefits		10,902,000
Annual short-term incentive		7,411,000
Total annual remuneration		R 18,313,000